Subsequent Events	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Notes
Subsequent Events

SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events up to February 14, 2018, the date the condensed consolidated financial statements were issued, pursuant to the requirements of ASC 855 and has determined the following material subsequent events:

In January 2018, the Company issued 82,401 shares of common stock as compensation to three service providers and 40,000 shares as a result of a consultant warrant exercise, all of which were accounted for as shares to be issued as at December 31, 2018.

Also in January 2018, the Company issued 58,975 shares pursuant to the cashless exercise of 96,710 broker warrants. During this same period, a number of incumbent stakeholders who had invested in the Company through its exchangeable share structure, exercised their right to retract and exchange those exchangeable shares for 679,858 common shares of the Company.

SUBSEQUENT EVENTS

The Company’s management has evaluated subsequent events up to June 28, 2017, the date the financial statements were issued, pursuant to the requirements of ASC 855 and has determined the following material subsequent events:

Common Share Financing

In addition to the conversion of bridge notes (see below) into common shares, between April 1 and June 16, 2017, the Company sold to accredited investors, in multiple closings, an aggregate of 1,070,183 units (the “Units”) for gross proceeds of $1,872,820 at a purchase price of $1.75 per Unit, in a private offering of a minimum of $1,000,000 and up to a maximum of $8,000,000 (subject to an overallotment option) (the “Common Share Offering”).  Each unit consist of common stock, par value $0.001 per share and a three-year warrant to purchase one-half share of common stock at an initial exercise price of $3.00 per whole share.  After payment of placement agent fees and expenses but before the payment of other offering expenses such as legal and accounting expenses, the Registrant received net proceeds of approximately $1,722,775.  The Units will be offered to investors until June 30, 2017, subject to an extension of the Common Share Offering.

Pursuant to an Investment Banking Agreement previously entered into by the Company with a Placement Agent, the Company is obligated to pay the following compensation at each closing of the Common Share Offering: (a) a cash fee of up to 10% of the gross proceeds raised at such closing; provided that in certain circumstances the Placement Agent and its sub-placement agents, collectively, will receive a cash fee of up to 13% of the gross proceeds raised at such closing; (b) reimbursement of reasonable out-of-pocket expense; and (c) subject to certain limitations, a 5-year warrant to purchase 8% of the Common Stock sold in the Offering at an exercise price of $3.00 per share (the “Placement Agent’s Warrants”). The Placement Agent’s Warrants are not callable and have a customary weighted average anti-dilution provision and a cashless exercise provision. Based on the multiple closings that were completed by June 16, 2017, the Company paid to the Placement Agent and its sub-agents an aggregate of approximately $398,116, and issued Placement Agent’s Warrants to purchase an aggregate of 141,047 shares of Common Stock.

Conversion of Bridge Notes

Until May 31, 2017, the Company successfully raised more than the threshold amount of $3,000,000 in aggregate proceeds from the Common Share Offering (a “Qualified Financing”) required in order to convert the principal amount of the Bridge Notes described in Note 8, along with accrued interest thereon, into units of the Common Share Offering, based upon the lesser of: (i) $1.60 per New Round Stock and (ii) the quotient obtained by dividing (x) the Outstanding Balance on the conversion date multiplied by 1.20 by (y) the actual price per New Round Stock in the Qualified Financing. The notes and the warrants were further subject to a “most-favored nation” clause in the event the Registrant, prior to maturity of the notes, consummates a financing that is not a Qualified Financing.  Upon completion of a Qualified Financing, in connection with the conversion of the Bridge Notes the Company will also pay the Placement Agent up to 8% in broker warrants with an exercise price of $3.00 and an expiry date of two years from the date of issuance.  No cash commissions are payable to the Placement Agent in connection with the conversion of the Bridge Notes as these were paid on the closing of the Bridge Notes offering.

Pursuant to meeting the capital raising threshold of $3,000,000, convertible notes with an aggregate principal amount of $2,455,000, issued between March 31, 2016 and February 21, 2017, along with accrued interest of $203,571 were converted into an aggregate of 1,823,020 shares of the Company’s common stock, with warrants to purchase 911,510 shares, pursuant to the terms of the convertible notes, at an exercise price of $3.00. Furthermore, pursuant to conversion terms, the Company also issued five-year warrants to the same security holders, allowing them to purchase an aggregate of 1,823,020 shares of the Company’s common stock at an exercise price per share of $2.00.

Shares Held in Escrow

On October 31, 2016, the Company amended the escrow agreement relating to the 750,000 shares described in Note 8 above to reduce the number of shares held in escrow and subject to forfeiture from 750,000 to 458,750 shares of common stock. The forfeiture date within this agreement has been subsequently extended and is expected to be July 31, 2017.  During the year ended March 31, 2017, aggregate gross proceeds of $2,455,000 were raised through the sale of unsecured convertible debentures and a further $1,367,573 were raised as part of a private placement of the Company's common shares. As such, a total of 292,268 shares were released from escrow, resulting in 166,482 shares of the Company's common stock remaining in escrow at year end. Subsequent to year end, an additional $1,872,820 was raised in aggregate proceeds of follow-on private placement common share issuances.  As a result, an additional 143,193 of the Company's common stock will be released from escrow, resulting in 23,290 shares remaining in escrow as at June 28, 2017. These remaining escrowed shares are subject to a pro rata reduction to the extent the Company raises less than its $6 million target.

Issuance of Shares

Subsequent to year end through June 29, 2017, the Company issued an aggregate of 30,208 common shares to consultants in connection with media and marketing services provided during the three months ended March 31, 2017. The Company also negotiated repayment of vendor payable amounts totaling $79,083 through the issuance of 32,623 common shares.

U.S. Food and Drug Administration (FDA) Application

On April 12, 2017, the Company filed for a second and final 510(k) application for approval of the hardware portion of its Bioflux solution with the FDA, and expects to receive a response during 2017. The Company has already received FDA approval for the software portion of its remote cardiac monitoring wearable. The device hardware approval is material to the Company because it is the final regulatory requirement needed to bring its flagship product to market.

Change in Year End

On April 21, 2017, the Company announced that it is changing its year-end to March 31st, in pursuit of a national stock exchange listing and preparation to meet the respective filing requirements. The Company believes that listing on a national securities exchange will result in greater liquidity, a higher profile, and a larger following among investment analysts and the public.